Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Multi-Client Surveys [Member]
Disclosure of detailed information about intangible assets [Line Items]
Depreciation on intangible assets	$ 23.1	$ 96.8	$ 41.8
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [Line Items]
Depreciation on intangible assets			$ 39.7